Employee Benefit Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefit Expenses [line items]
Salaries, wages and fees	€ 7,470	€ 7,975	€ 7,139
Executive Committee compensation	3,599	3,115	2,773
Share-based payments	1,624	2,172	2,782
Social security	1,237	1,444	1,487
Post employment benefits	147	251	263
Hospitalisation insurance	226	142	146
Other benefit expense	128	116	138
Total Employee expenses	€ 14,432	€ 15,215	€ 14,727